Intangible Assets, Net (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible Assets, Net [Abstract]
Amortization expenses	$ 0.3	1.9	1.0	0.5
Estimated amortization expenses [Abstract]
2013		2.5
2014		2.5
2015		2.2
2016		1.7
2017		0.6